CONSOLIDATED STATMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Gold revenue	$ 1,225,061	$ 638,677
Cost of sales
Production costs (Note 19)	(475,702)	(302,394)
Depreciation and depletion	(306,429)	(160,469)
Royalties and production taxes	(78,274)	(25,530)
Total cost of sales	(860,405)	(488,393)
Gross profit	364,656	150,284
General and administrative	(56,138)	(43,613)
Share-based payments (Note 12)	(21,693)	(18,127)
Impairment of long-lived assets, net (Note 8)	(55,353)	0
Gain on sale of Lynn Lake royalty (Note 8)	0	6,593
Write-down of mineral property interests (Note 8)	(9,398)	(4,150)
Provision for non-recoverable input taxes	(1,646)	(2,180)
Foreign exchange gains (losses)	4,065	(1,012)
Other	(4,979)	(1,145)
Operating income	219,514	86,650
Unrealized gain (loss) on fair value of convertible notes (Note 10)	10,651	(11,144)
Community relations	(6,855)	(5,512)
Interest and financing expense	(31,754)	(12,906)
Realized gain (loss) on derivative instruments	5,169	(3,364)
Unrealized (loss) gain on derivative instruments (Note 14)	(4,757)	9,684
Write-down of long-term investments	0	(1,613)
Other	745	7,101
Income before taxes	192,713	68,896
Current income tax, withholding and other taxes (Note 16)	(109,200)	(27,500)
Deferred income tax (expense) recovery (Note 16)	(38,392)	20,170
Net income for the year	45,121	61,566
Attributable to:
Net income (loss), attributable to Shareholders of the Company	28,938	56,852
Net income (loss), attributable to Non-controlling interests	$ 16,183	$ 4,714
Earnings per share (attributable to shareholders of the Company)
Basic (in USD per share)	$ 0.03	$ 0.06
Diluted (in USD per share)	$ 0.02	$ 0.06
Weighted average number of common shares outstanding (in thousands)
Basic (in shares)	986,755	976,366
Diluted (in shares)	1,047,368	991,413